Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign	$ 36	$ 76
Income tax expense (recovery)	64	102
Current	(16)	43
Deferred	80	59
Canada
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	17	15
Provincial	$ 11	$ 11